REVENUES - Timing of Revenue Recognition From Contracts with Customers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenues from contracts with customers	$ 9,622	$ 9,530	$ 9,901
Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	5,709	5,743	5,806
Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	3,274	3,270	3,350
Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	639	517	745
Goods and services provided at a point in time
Disclosure of operating segments [line items]
Revenues from contracts with customers	3,785	3,519	2,950
Goods and services provided at a point in time | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	2,012	1,835	1,063
Goods and services provided at a point in time | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	1,374	1,381	1,376
Goods and services provided at a point in time | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	399	303	511
Services transferred over a period of time
Disclosure of operating segments [line items]
Revenues from contracts with customers	5,837	6,011	6,951
Services transferred over a period of time | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	3,697	3,908	4,743
Services transferred over a period of time | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	1,900	1,889	1,974
Services transferred over a period of time | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	$ 240	$ 214	$ 234